Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	€ 689,947	€ 114,903
Acquisitions through business combinations		604,057
Additions	2,952	4,000
Cost, Ending Balance	766,645	689,947	114,903
Accumulated amortization, Beginning Balance	131,739	104,960
Amortization	43,881	27,562	6,100
Accumulated amortization, Ending Balance	182,232	131,739	104,960
Carrying amount	584,413	558,208
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	73,746	(33,013)
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	6,612	(783)
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	12,554
Acquisitions through business combinations		13,280
Cost, Ending Balance	14,175	12,554
Accumulated amortization, Beginning Balance	369
Amortization	649	382
Accumulated amortization, Ending Balance	1,125	369
Carrying amount	13,050	12,185
Brands [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	1,621	(726)
Brands [Member] | Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	107	(13)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	58,908	54,908
Acquisitions through business combinations
Additions	2,952	4,000
Cost, Ending Balance	61,860	58,908
Accumulated amortization, Beginning Balance	50,163	48,028
Amortization	2,649	2,135
Accumulated amortization, Ending Balance	52,812	50,163
Carrying amount	9,048	8,745
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	453,448	49,031
Acquisitions through business combinations		427,797
Cost, Ending Balance	505,676	453,448
Accumulated amortization, Beginning Balance	66,449	48,351
Amortization	30,593	18,694
Accumulated amortization, Ending Balance	102,081	66,449
Carrying amount	403,595	386,999
Developed Technology [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	52,228	(23,380)
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	5,039	(596)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	162,806	8,733
Acquisitions through business combinations		162,980
Cost, Ending Balance	182,703	162,806
Accumulated amortization, Beginning Balance	12,527	6,369
Amortization	9,990	6,332
Accumulated amortization, Ending Balance	23,983	12,527
Carrying amount	158,720	150,279
Customer Relationships [Member] | Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	19,897	(8,907)
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Effect of changes in exchange rates	1,466	(174)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning Balance	2,231	2,231
Acquisitions through business combinations
Additions
Cost, Ending Balance	2,231	2,231
Accumulated amortization, Beginning Balance	2,231	2,212
Amortization		19
Accumulated amortization, Ending Balance	2,231	2,231
Carrying amount